Cover	Oct. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2024
Entity File Number	000-08187
Entity Registrant Name	NEW CONCEPT ENERGY, INC.
Entity Central Index Key	0000105744
Entity Tax Identification Number	75-2399477
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1603 LBJ Freeway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	972
Local Phone Number	407-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	GBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false